Current Taxes and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Current Taxes and Deferred Taxes
Schedule of total tax receivable

	2017	2018
	MCh$	MCh$

Income taxes	108,844	150,798
Less:
Monthly prepaid taxes (PPM)	(123,717)	(126,917)
Credit for training expenses	(2,036)	(2,224)
Other	(2,670)	(1,410)
Total tax (receivable) payable, net	(19,579)	20,247

	2017	2018
	MCh$	MCh$

Current tax assets	23,032	677
Current tax liabilities	(3,453)	(20,924)
Total tax receivable (payable), net	19,579	(20,247)

Schedule of income tax expenses

	2016	2017	2018
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	134,759	105,024	159,153
Tax from previous period	1,030	(1,401)	2,574
Subtotal	135,789	103,623	161,727
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(26,044)	20,043	(4,582)
Effect of changes in tax rate	(9,158)	(5,729)	―
Subtotal	(35,202)	14,314	(4,582)
Other	(375)	(2,576)	2,623
Net charge to income for income taxes	100,212	115,361	159,768

Tax Rate	24.00%	25.50%	27.00%

Schedule of reconciliation of effective tax rate

	2016		2017		2018
	Tax rate		Tax rate		Tax rate
	%	MCh$	%	MCh$	%	MCh$
Income tax calculated on net income before tax	24.00	162,063	25.50	175,298	27.00	206,116
Subordinated Debt Payment (*)	(5.05)	(34,092)	(5.67)	(38,997)	(3.21)	(24,515)
Additions or deductions (**)	(3.90)	(26,332)	(2.88)	(19,794)	(4.18)	(31,894)
Tax from previous years	0.15	1,030	(0.20)	(1,401)	0.34	2,574
Effect of changes in tax rate	(1.36)	(9,158)	(0.83)	(5,729)	—	—
Other	1.00	6,701	0.87	5,984	0.98	7,487
Effective rate and income tax expense	14.84	100,212	16.79	115,361	20.93	159,768

(*)    The tax expense related to the subordinated debt held by SAOS S.A, it ended during the current fiscal year, as a result of the generation of sufficient resources to pay off the total debt.

(**)   The deductions of the tax rate for 2016, 2017 and 2018 mainly relate to permanent differences between tax and financial accounting rules.

Schedule of increasing first category tax rates

Year	Rate
2014	21.0%
2015	22.5%
2016	24.0%
2017	25.5%
2018	27.0%

Schedule of effect of deferred taxes on income and equity

	Balance as of	Effect		Balance as of	Balance as of	Effect		Balance as of
	January 1,			December 31,	January 1,			December 31,
	2017	Income	Equity	2017	2018	Income	Equity	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses	127,719	(12,276)	—	115,443	138,643	3,232	—	141,875
Personnel provisions	11,231	1,290	—	12,521	12,521	756	—	13,277
Staff vacations	6,674	234	—	6,908	6,908	333	—	7,241
Accrued interest and indexation adjustments from past due loans	3,355	59	—	3,414	3,414	(182)	—	3,232
Staff severance indemnities provision	1,854	(352)	(45)	1,457	1,457	(8)	35	1,484
Provisions of credit card expenses	12,459	(3,504)	—	8,955	8,955	858	—	9,813
Provisions of accrued expenses	14,489	1,869	—	16,358	16,358	(3,203)	—	13,155
Derivative instruments adjustments	—	—	—	—	—	1,356	—	1,356
Adjustment for valuation and impairment of financial assets at fair value through OCI	—	—	—	—	—	(419)	1,365	946
Leasing	37,119	(4,570)	—	32,549	32,549	10,439	—	42,988
Other adjustments	5,664	581	1	6,246	6,246	(5,233)	1	1,014
Total debit differences	220,564	(16,669)	(44)	203,851	227,051	7,929	1,401	236,381
Credit differences:
Depreciation of property and equipment and investment properties	11,815	2,466	—	14,281	14,281	709	—	14,990
Adjustment for valuation and impairment of financial assets at fair value through OCI	1,092	1	1,299	2,392	2,392	—	(2,392)	—
Transitory assets	4,772	714	—	5,486	5,486	28	—	5,514
Derivative instruments adjustments	7,707	(3,329)	—	4,378	4,378	(4,378)	—	—
Accrued interest to effective rate	2,247	(644)	—	1,603	1,603	(39)	—	1,564
Advance payment of lump-sum under union contracts	—	—	—	—	—	6,699	—	6,699
Intangible assets amortization	6,090	(587)	—	5,503	5,503	—	—	5,503
Other adjustments	9,918	(976)	1	8,943	8,943	328	—	9,271
Total credit differences	43,641	(2,355)	1,300	42,586	42,586	3,347	(2,392)	43,541
Total Assets (Liabilities), net	176,923	(14,314)	(1,344)	161,265	184,465	4,582	3,793	192,840